INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ (4,050,296)	R$ (4,275,899)
Income statement	352,809	354,489
Comprehensive income	26,189	(135,805)
Equity transactions	218,670	7,840
Other		(921)
Balance at ending	(3,452,628)	(4,050,296)
Deferred tax assets	8,674,222	7,898,149	R$ 6,051,884
Deferred tax liabilities	(12,126,850)	(11,948,445)	(10,327,783)
Deferred tax assets of subsidiaries	379,093	121,748	138,641
Deferred tax (Liabilities), net	R$ (3,831,721)	R$ (4,172,044)	R$ (4,414,540)
Percentage of tax bases limit used to offset tax losses	30.00%	30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	R$ 75,003	R$ 71,126
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	2,812,790	1,462,498
Income statement	(446,080)	1,351,213
Other		(921)
Balance at ending	2,366,710	2,812,790
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(6,863,086)	(5,738,397)
Income statement	798,889	(996,724)
Comprehensive income	26,189	(135,805)
Equity transactions	218,670	7,840
Balance at ending	(5,819,338)	(6,863,086)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	2,079,570	1,792,417
Income statement	183,889	287,153
Equity transactions	191,930
Balance at ending	2,455,389	2,079,570
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,134,942	793,421
Income statement	370,418	341,521
Balance at ending	1,505,360	1,134,942
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(236,918)	(34,171)
Income statement	26,477	(202,747)
Balance at ending	(210,441)	(236,918)
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	610,332	592,930
Income statement	56,067	17,402
Balance at ending	666,399	610,332
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	125,218	173,656
Income statement	(11,906)	(48,438)
Equity transactions	68,509
Balance at ending	181,821	125,218
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	217,894	320,732
Income statement	14,079	31,187
Comprehensive income	26,335	(134,025)
Balance at ending	258,308	217,894
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	163,268	133,913
Income statement	26,480	29,355
Balance at ending	189,748	163,268
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(2,681,921)	(2,285,874)
Income statement	228,663	(396,047)
Balance at ending	(2,453,258)	(2,681,921)
Goodwill (Spanish e Navytree, Vivo Part. and GVTPart.)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(7,240,590)	(6,606,476)
Income statement		(641,954)
Equity transactions		7,840
Balance at ending	(7,240,590)	(7,240,590)
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(889,433)	(741,524)
Income statement	(139,905)	(147,909)
Balance at ending	(1,029,338)	(889,433)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(13,093)	(18,721)
Income statement	3,319	5,628
Balance at ending	(9,774)	(13,093)
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(132,355)	141,300
Income statement	41,308	(271,875)
Comprehensive income	(146)	(1,780)
Equity transactions	(41,769)
Balance at ending	R$ (132,962)	R$ (132,355)